FINANCIAL INSTRUMENTS (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL INSTRUMENTS
Total notional amount of interest rate derivatives	$ 3,062,358		$ 3,062,358		$ 1,926,633	$ 1,602,710
Thirteen-month average notional amounts of interest rate derivatives					3,166,466	3,901,033
Derivative assets designated as hedging instruments, classified in other assets	468		468			80
Derivative liabilities designated as hedging instruments, classified in accounts payable and other accrued liabilities	249		249			19
Interest rate derivatives, derivative assets not designated as hedging instruments, classified in other assets	8,439		8,439		2,788	3,518
Foreign exchange contracts, derivatives not designated as hedging instruments, classified in other assets	7		7		15
Derivative assets not designated as hedging instruments, classified in other assets	8,446		8,446		2,803	3,518
Interest rate derivatives, derivative not designated as hedging instruments, classified in accounts payable and other accrued liabilities	8,439		8,439		2,744	3,585
Foreign exchange contracts, derivatives not designated as hedging instruments, classified in accounts payable and other accrued liabilities	23		23		20
Derivative liabilities not designated as hedging instruments, classified in accounts payable and other accrued liabilities	8,462		8,462		2,764	3,585
Fair Value Hedges, Other expenses							(3,499)
Cash Flow Hedges, Recognized in accumulated other comprehensive income (effective portion), Interest rate derivatives	(598)	39	(32)	(326)	(254)	(19,818)	(26,268)
Cash Flow Hedges, Reclassified from accumulated other comprehensive income (effective portion), Interest rate derivatives - Interest expense to third parties	(1,514)	(1,648)	(4,793)	(5,367)	(6,971)	(17,191)	(33,925)
Cash Flow Hedges, Recognized directly in income (ineffective portion), Interest rate derivatives - Other expenses		(2)		20	20	(278)	(552)
Interest rate derivatives, other expenses, not designated as hedges	(32)		54	(48)	(53)	(751)
Foreign exchange contracts, other expenses, not designated as hedges	$ 16	$ 32	$ 32	$ 32	$ 5